SCHEDULE OF INVESTMENTS (Details)	3 Months Ended
Mar. 31, 2024 CAD ($)
Disclosure of detailed information about investment property [abstract]
Beginning balance	$ 189,403
Change in fair value	(11,046)
Ending balance	$ 178,357